AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.1%
Information Technology – 14.7%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	2,364	$183,163
Cisco Systems, Inc.	8,791	542,492
F5, Inc.(a)	130	34,615
Juniper Networks, Inc.	730	26,419
Motorola Solutions, Inc.	369	161,552
Nokia Oyj	11,755	61,911
Telefonaktiebolaget LM Ericsson - Class B	6,131	47,704

		1,057,856

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. - Class A	2,661	174,535
CDW Corp./DE	294	47,116
Celestica, Inc.(a) (b)	257	20,274
Corning, Inc.	1,795	82,175
Halma PLC	837	28,083
Hexagon AB - Class B	4,582	48,980
Jabil, Inc.	247	33,609
Keyence Corp.	487	191,493
Keysight Technologies, Inc.(a)	383	57,362
Kyocera Corp.	2,736	30,903
Murata Manufacturing Co., Ltd.	3,651	56,316
Omron Corp.	353	9,968
Shimadzu Corp.	478	11,940
TDK Corp.	4,210	44,117
TE Connectivity PLC	661	93,413
Teledyne Technologies, Inc.(a)	103	51,264
Trimble, Inc.(a)	539	35,385
Yaskawa Electric Corp.	407	10,199
Yokogawa Electric Corp.	434	8,470
Zebra Technologies Corp. - Class A(a)	114	32,212

		1,067,814

IT Services – 0.9%
Accenture PLC - Class A	1,381	430,927
Akamai Technologies, Inc.(a)	332	26,726
Capgemini SE	341	51,238
CGI, Inc.	449	44,824
Cognizant Technology Solutions Corp. - Class A	1,094	83,691
EPAM Systems, Inc.(a)	125	21,105
Fujitsu Ltd.	3,810	75,822
Gartner, Inc.(a)	171	71,776
GoDaddy, Inc. - Class A(a)	310	55,843
International Business Machines Corp.	2,041	507,515
MongoDB, Inc.(a)	165	28,941
NEC Corp.	2,545	54,210
Nomura Research Institute Ltd.	754	24,545
NTT Data Group Corp.	1,322	23,948
Obic Co., Ltd.	705	20,327
Okta, Inc.(a)	362	38,090
Otsuka Corp.	460	9,960
SCSK Corp.	292	7,221
Shopify, Inc. - Class A(a)	2,677	254,669

Company	Shares	U.S. $ Value

Snowflake, Inc. - Class A(a)	656	$95,881
TIS, Inc.	394	10,903
Twilio, Inc. - Class A(a)	322	31,527
VeriSign, Inc.(a)	191	48,489
Wix.com Ltd.(a)	117	19,115

		2,037,293

Semiconductors & Semiconductor Equipment – 4.8%
Advanced Micro Devices, Inc.(a)	3,582	368,015
Advantest Corp.	1,708	76,137
Analog Devices, Inc.	1,095	220,829
Applied Materials, Inc.	1,796	260,635
ASM International NV	104	47,392
ASML Holding NV	870	575,743
BE Semiconductor Industries NV	179	18,707
Broadcom, Inc.	9,829	1,645,669
Disco Corp.	231	47,175
Entegris, Inc.(b)	333	29,131
First Solar, Inc.(a)	225	28,447
Infineon Technologies AG	2,882	96,071
Intel Corp.(a)	9,520	216,199
KLA Corp.	296	201,221
Lam Research Corp.	2,840	206,468
Lasertec Corp.	171	14,697
Marvell Technology, Inc.	1,910	117,599
Microchip Technology, Inc.	1,185	57,366
Micron Technology, Inc.	2,459	213,662
Monolithic Power Systems, Inc.	108	62,638
Nova Ltd.(a)	65	12,068
NVIDIA Corp.	54,057	5,858,698
NXP Semiconductors NV	561	106,624
ON Semiconductor Corp.(a)	940	38,249
QUALCOMM, Inc.	2,453	376,805
Renesas Electronics Corp.	3,617	48,513
SCREEN Holdings Co., Ltd.	200	13,048
Skyworks Solutions, Inc.	353	22,814
STMicroelectronics NV	1,494	32,760
Teradyne, Inc.	360	29,736
Texas Instruments, Inc.	2,014	361,916
Tokyo Electron Ltd.	990	135,761

		11,540,793

Software – 4.9%
Adobe, Inc.(a)	961	368,572
ANSYS, Inc.(a)	193	61,096
AppLovin Corp. - Class A(a)	462	122,416
Atlassian Corp. - Class A(a)	357	75,759
Autodesk, Inc.(a)	475	124,355
Bentley Systems, Inc. - Class B	353	13,887
Cadence Design Systems, Inc.(a)	606	154,124
Check Point Software Technologies Ltd.(a)	195	44,444
Cloudflare, Inc. - Class A(a)	675	76,066
Coinbase Global, Inc. - Class A(a)	430	74,059
Constellation Software, Inc./Canada	45	142,512
Crowdstrike Holdings, Inc. - Class A(a)	544	191,803

Company	Shares	U.S. $ Value

CyberArk Software Ltd.(a)	104	$35,152
Dassault Systemes SE	1,477	56,233
Datadog, Inc. - Class A(a)	622	61,709
Descartes Systems Group, Inc. (The)(a)	189	19,027
Docusign, Inc.(a)	446	36,304
Fair Isaac Corp.(a)	54	99,585
Fortinet, Inc.(a)	1,438	138,422
Gen Digital, Inc.	1,224	32,485
HubSpot, Inc.(a)	109	62,271
Intuit, Inc.	618	379,446
Manhattan Associates, Inc.(a)	135	23,360
Microsoft Corp.	15,591	5,852,705
MicroStrategy, Inc. - Class A(a) (b)	501	144,423
Monday.com Ltd.(a)	83	20,182
Nemetschek SE	128	14,922
Nice Ltd.(a)	139	21,456
Nutanix, Inc. - Class A(a)	562	39,233
Open Text Corp.	582	14,689
Oracle Corp.	3,704	517,856
Oracle Corp. Japan	142	14,943
Palantir Technologies, Inc. - Class A(a)	4,645	392,038
Palo Alto Networks, Inc.(a)	1,449	247,257
PTC, Inc.(a)	266	41,217
Roper Technologies, Inc.	237	139,730
Sage Group PLC (The)	2,212	34,729
Salesforce, Inc.	2,113	567,045
Samsara, Inc. - Class A(a)	573	21,963
SAP SE	2,305	617,624
ServiceNow, Inc.(a)	455	362,244
Synopsys, Inc.(a)	342	146,667
Temenos AG (REG)	124	9,628
Trend Micro, Inc./Japan	289	19,510
Tyler Technologies, Inc.(a)	95	55,232
WiseTech Global Ltd.(b)	406	20,937
Workday, Inc. - Class A(a)	473	110,460
Xero Ltd.(a)	321	31,376
Zoom Communications, Inc.(a)	551	40,647
Zscaler, Inc.(a)	220	43,652

		11,935,452

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	33,193	7,373,161
Canon, Inc.(b)	2,011	62,709
Dell Technologies, Inc. - Class C	712	64,899
FUJIFILM Holdings Corp.	2,427	46,499
Hewlett Packard Enterprise Co.	2,903	44,793
HP, Inc.	2,070	57,318
Logitech International SA (REG)	336	28,471
NetApp, Inc.	449	39,440
Pure Storage, Inc. - Class A(a)	684	30,281
Ricoh Co., Ltd.	1,072	11,340
Seagate Technology Holdings PLC	467	39,672
Seiko Epson Corp.	592	9,484

Company	Shares	U.S. $ Value

Super Micro Computer, Inc.(a)	1,163	$39,821
Western Digital Corp.(a)	763	30,848

		7,878,736

		35,517,944

Financials – 10.7%
Banks – 4.0%
ABN AMRO Bank NV	1,011	21,303
AIB Group PLC	4,625	29,874
ANZ Group Holdings Ltd.	6,577	120,419
Banco Bilbao Vizcaya Argentaria SA(b)	12,721	173,611
Banco BPM SpA	2,842	28,920
Banco de Sabadell SA	12,008	33,714
Banco Santander SA	33,446	225,323
Bank Hapoalim BM	2,778	37,673
Bank Leumi Le-Israel BM	3,316	44,655
Bank of America Corp.	15,119	630,916
Bank of Ireland Group PLC	2,214	26,159
Bank of Montreal	1,611	153,840
Bank of Nova Scotia (The)(b)	2,747	130,244
Banque Cantonale Vaudoise (REG)	67	7,321
Barclays PLC	31,828	119,674
BNP Paribas SA	2,246	187,719
BOC Hong Kong Holdings Ltd. - Class H(a)	7,531	30,492
BPER Banca SpA	2,196	17,238
CaixaBank SA	8,710	67,849
Canadian Imperial Bank of Commerce(b)	2,081	117,061
Chiba Bank Ltd. (The)	1,214	11,491
Citigroup, Inc.	4,175	296,383
Citizens Financial Group, Inc.	972	39,823
Commerzbank AG	2,091	47,852
Commonwealth Bank of Australia(b)	3,694	351,277
Concordia Financial Group Ltd.	2,221	14,745
Credit Agricole SA	2,349	42,768
Danske Bank A/S	1,522	49,817
DBS Group Holdings Ltd.	3,592	123,354
DNB Bank ASA	1,976	51,994
Erste Group Bank AG	680	47,036
Fifth Third Bancorp	1,480	58,016
FinecoBank Banca Fineco SpA	1,348	26,699
First Citizens BancShares, Inc./NC - Class A	22	40,791
Hang Seng Bank Ltd. - Class H	805	10,963
HSBC Holdings PLC	39,451	447,235
Huntington Bancshares, Inc./OH	3,206	48,122
ING Groep NV	6,947	136,101
Intesa Sanpaolo SpA	33,403	172,148
Israel Discount Bank Ltd. - Class A	2,721	18,955
Japan Post Bank Co., Ltd.	3,918	39,782
JPMorgan Chase & Co.	6,215	1,524,540
KBC Group NV	507	46,210
KeyCorp	2,048	32,748
Lloyds Banking Group PLC	133,799	125,492
M&T Bank Corp.	367	65,601
Mediobanca Banca di Credito Finanziario SpA	1,103	20,690
Mitsubishi UFJ Financial Group, Inc.	25,287	344,758
Mizrahi Tefahot Bank Ltd.	342	15,381
Mizuho Financial Group, Inc.	5,254	144,189
National Australia Bank Ltd.	6,788	146,001

Company	Shares	U.S. $ Value

National Bank of Canada(b)	868	$71,639
NatWest Group PLC	16,889	99,719
Nordea Bank Abp	6,958	88,996
Oversea-Chinese Banking Corp., Ltd.	7,327	93,903
PNC Financial Services Group, Inc. (The)	876	153,975
Regions Financial Corp.	2,006	43,590
Resona Holdings, Inc.	4,522	39,485
Royal Bank of Canada	3,122	351,674
Skandinaviska Enskilda Banken AB	3,502	57,612
Societe Generale SA	1,590	71,731
Standard Chartered PLC	4,539	67,356
Sumitomo Mitsui Financial Group, Inc.	8,199	210,834
Sumitomo Mitsui Trust Group, Inc.	1,334	33,579
Svenska Handelsbanken AB - Class A(b)	3,219	36,380
Swedbank AB - Class A(b)	1,874	42,679
Toronto-Dominion Bank (The)	3,863	231,477
Truist Financial Corp.	2,930	120,570
UniCredit SpA	3,082	172,999
United Overseas Bank Ltd.	2,692	75,959
US Bancorp	3,443	145,363
Wells Fargo & Co.	7,260	521,195
Westpac Banking Corp.	7,577	150,990

		9,626,672

Capital Markets – 2.1%
3i Group PLC	2,148	101,000
Ameriprise Financial, Inc.	215	104,084
Amundi SA	136	10,655
Ares Management Corp. - Class A	416	60,990
ASX Ltd.	428	17,541
Bank of New York Mellon Corp. (The)	1,584	132,850
Blackrock, Inc.	325	307,606
Blackstone, Inc.	1,594	222,809
Brookfield Asset Management Ltd. - Class A(b)	782	37,854
Brookfield Corp.	3,022	158,151
Carlyle Group, Inc. (The)	513	22,362
Cboe Global Markets, Inc.	231	52,273
Charles Schwab Corp. (The)	3,802	297,621
CME Group, Inc.	796	211,171
CVC Capital Partners PLC(c)	469	9,304
Daiwa Securities Group, Inc.	2,863	19,277
Deutsche Bank AG (REG)	4,085	97,375
Deutsche Boerse AG	416	122,745
EQT AB(b)	821	25,035
Euronext NV(a)	173	25,108
FactSet Research Systems, Inc.	84	38,190
Franklin Resources, Inc.	636	12,243
Futu Holdings Ltd. (ADR)	140	14,329
Goldman Sachs Group, Inc. (The)	693	378,579
Hong Kong Exchanges & Clearing Ltd. - Class H	2,675	118,995
IGM Financial, Inc.(b)	183	5,628
Interactive Brokers Group, Inc. - Class A	241	39,907
Intercontinental Exchange, Inc.	1,268	218,730
Japan Exchange Group, Inc.	2,176	22,393
Julius Baer Group Ltd.	455	31,539
KKR & Co., Inc.	1,373	158,732
London Stock Exchange Group PLC	1,056	156,845
LPL Financial Holdings, Inc.	166	54,305

Company	Shares	U.S. $ Value

Macquarie Group Ltd.	799	$99,433
Moody’s Corp.	360	167,648
Morgan Stanley	2,667	311,159
MSCI, Inc.	173	97,831
Nasdaq, Inc.	951	72,143
Nomura Holdings, Inc.	6,621	40,798
Northern Trust Corp.	438	43,209
Onex Corp.	134	8,968
Partners Group Holding AG	51	72,583
Raymond James Financial, Inc.	430	59,731
Robinhood Markets, Inc. - Class A(a)	1,351	56,229
S&P Global, Inc.	701	356,178
SBI Holdings, Inc.	595	16,067
Schroders PLC	1,772	8,023
SEI Investments Co.	242	18,786
Singapore Exchange Ltd.	1,635	16,187
State Street Corp.	647	57,926
T. Rowe Price Group, Inc.	490	45,016
TMX Group Ltd.	613	22,381
Tradeweb Markets, Inc. - Class A	257	38,154
UBS Group AG (REG)	7,259	222,957

		5,117,633

Consumer Finance – 0.3%
Ally Financial, Inc.	605	22,064
American Express Co.	1,244	334,698
Capital One Financial Corp.	842	150,971
Discover Financial Services	555	94,739
Synchrony Financial	859	45,475

		647,947

Financial Services – 2.1%
Adyen NV(a)	49	75,107
Apollo Global Management, Inc.	874	119,686
Berkshire Hathaway, Inc. - Class B(a)	2,938	1,564,720
Block, Inc.(a)	1,225	66,554
Corebridge Financial, Inc.	561	17,711
Corpay, Inc.(a)	147	51,262
Edenred SE	534	17,353
Equitable Holdings, Inc.	735	38,286
Eurazeo SE	92	6,813
EXOR NV(d)	220	19,979
Fidelity National Information Services, Inc.	1,188	88,720
Fiserv, Inc.(a)	1,256	277,363
Global Payments, Inc.	562	55,031
Groupe Bruxelles Lambert NV	183	13,655
Industrivarden AB - Class A	263	9,663
Industrivarden AB - Class C	341	12,527
Infratil Ltd.	2,030	11,963
Investor AB - Class B	3,820	113,928
Jack Henry & Associates, Inc.	161	29,399
L E Lundbergforetagen AB - Class B	167	8,368
M&G PLC	5,040	12,983
Mastercard, Inc. - Class A	1,810	992,097
Mitsubishi HC Capital, Inc.	1,923	13,031
Nexi SpA(b)	1,086	5,792
ORIX Corp.	2,531	52,845

Company	Shares	U.S. $ Value

PayPal Holdings, Inc.(a)	2,102	$137,156
Sofina SA(a)	34	8,707
Toast, Inc. - Class A(a)	883	29,289
Visa, Inc. - Class A	3,818	1,338,056
Wise PLC - Class A(a)	1,470	18,044

		5,206,088

Insurance – 2.2%
Admiral Group PLC	574	21,192
Aegon Ltd.(a)	2,918	19,165
Aflac, Inc.	1,165	129,536
Ageas SA/NV(a)	332	19,901
AIA Group Ltd. - Class H	23,237	175,901
Allianz SE (REG)	853	326,451
Allstate Corp. (The)	585	121,136
American Financial Group, Inc./OH	158	20,752
American International Group, Inc.	1,377	119,716
Aon PLC - Class A	430	171,609
Arch Capital Group Ltd.	831	79,926
Arthur J Gallagher & Co.	552	190,572
ASR Nederland NV	350	20,121
Assurant, Inc.	114	23,911
Aviva PLC	5,910	42,594
AXA SA	3,911	167,100
Baloise Holding AG (REG)	91	19,099
Brown & Brown, Inc.	537	66,803
Chubb Ltd.	846	255,484
Cincinnati Financial Corp.	345	50,963
Dai-ichi Life Holdings, Inc.	8,452	64,535
Erie Indemnity Co. - Class A	56	23,467
Everest Group Ltd.	95	34,516
Fairfax Financial Holdings Ltd.	45	65,038
Fidelity National Financial, Inc.	574	37,356
Generali	2,078	72,998
Gjensidige Forsikring ASA	441	10,136
Great-West Lifeco, Inc.	617	24,173
Hannover Rueck SE	133	39,642
Hartford Insurance Group, Inc. (The)	640	79,187
Helvetia Holding AG (REG)	82	17,008
iA Financial Corp., Inc.	206	19,563
Insurance Australia Group Ltd.	5,220	25,393
Intact Financial Corp.	394	80,498
Japan Post Holdings Co., Ltd.	4,167	41,784
Japan Post Insurance Co., Ltd.	392	7,989
Legal & General Group PLC	13,008	41,022
Loews Corp.	409	37,591
Manulife Financial Corp.	3,815	118,873
Markel Group, Inc.(a)	29	54,219
Marsh & McLennan Cos., Inc.	1,084	264,529
Medibank Pvt. Ltd.	6,078	16,987
MetLife, Inc.	1,299	104,297
MS&AD Insurance Group Holdings, Inc.	2,776	60,372
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	296	186,989
NN Group NV	594	33,054
Phoenix Group Holdings PLC	1,549	11,499
Poste Italiane SpA	1,009	18,001
Power Corp. of Canada(b)	1,237	43,736

Company	Shares	U.S. $ Value

Principal Financial Group, Inc.	505	$42,607
Progressive Corp. (The)	1,293	365,932
Prudential Financial, Inc.	786	87,780
Prudential PLC	5,848	63,106
QBE Insurance Group Ltd.	3,322	45,901
Sampo Oyj - Class A	5,344	51,212
Sompo Holdings, Inc.	1,966	59,867
Sun Life Financial, Inc.	1,271	72,742
Suncorp Group Ltd.(a)	2,390	28,947
Swiss Life Holding AG (REG)	64	58,388
Swiss Re AG	666	113,339
T&D Holdings, Inc.	996	21,317
Talanx AG	143	15,040
Tokio Marine Holdings, Inc.	3,912	152,188
Travelers Cos., Inc. (The)	501	132,494
Tryg A/S	748	17,794
Unipol Assicurazioni SpA(a)	791	12,662
W R Berkley Corp.	673	47,891
Willis Towers Watson PLC	223	75,363
Zurich Insurance Group AG	323	225,457

		5,366,411

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,237	25,123

		25,989,874

Health Care – 6.9%
Biotechnology – 1.0%
AbbVie, Inc.	3,901	817,338
Alnylam Pharmaceuticals, Inc.(a)	285	76,956
Amgen, Inc.	1,187	369,810
Argenx SE(a)	134	79,073
Biogen, Inc.(a)	322	44,062
BioMarin Pharmaceutical, Inc.(a)	421	29,761
CSL Ltd.	1,069	168,249
Exact Sciences Corp.(a)	408	17,662
Genmab A/S(a)	139	27,080
Gilead Sciences, Inc.	2,751	308,250
Grifols SA(a) (b)	658	5,858
Incyte Corp.(a)	361	21,859
Moderna, Inc.(a)	721	20,440
Natera, Inc.(a)	277	39,171
Neurocrine Biosciences, Inc.(a)	224	24,774
Regeneron Pharmaceuticals, Inc.	239	151,581
Swedish Orphan Biovitrum AB(a) (b)	432	12,379
United Therapeutics Corp.(a)	94	28,977
Vertex Pharmaceuticals, Inc.(a)	569	275,863
Zealand Pharma A/S(a)	141	10,588

		2,529,731

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	3,829	507,917
Alcon AG(a)	1,103	104,658
Align Technology, Inc.(a)	157	24,941

Company	Shares	U.S. $ Value

Avantor, Inc.(a)	1,502	$24,347
Baxter International, Inc.	1,127	38,577
Becton Dickinson & Co.	640	146,598
BioMerieux	92	11,372
Boston Scientific Corp.(a)	3,253	328,163
Cochlear Ltd.	145	23,897
Coloplast A/S - Class B	279	29,262
Cooper Cos., Inc. (The)(a)	441	37,198
Demant A/S(a)	195	6,553
Dexcom, Inc.(a)	862	58,866
DiaSorin SpA	50	4,966
Edwards Lifesciences Corp.(a)	1,302	94,369
EssilorLuxottica SA	657	189,327
Fisher & Paykel Healthcare Corp., Ltd.	1,293	24,676
GE HealthCare Technologies, Inc.	1,008	81,356
Hologic, Inc.(a)	501	30,947
Hoya Corp.	748	84,418
IDEXX Laboratories, Inc.(a)	181	76,011
Insulet Corp.(a)	155	40,705
Intuitive Surgical, Inc.(a)	787	389,777
Koninklijke Philips NV(a)	1,763	44,883
Medtronic PLC	2,830	254,304
Olympus Corp.	2,380	31,156
ResMed, Inc.	324	72,527
Siemens Healthineers AG	622	33,557
Smith & Nephew PLC	1,833	25,777
Solventum Corp.(a)	324	24,637
Sonova Holding AG (REG)	112	32,702
STERIS PLC	218	49,410
Straumann Holding AG (REG)	247	29,903
Stryker Corp.	758	282,165
Sysmex Corp.	1,073	20,484
Terumo Corp.	2,902	54,604
Zimmer Biomet Holdings, Inc.	440	49,799

		3,364,809

Health Care Providers & Services – 1.1%
Amplifon SpA	274	5,562
Cardinal Health, Inc.	534	73,569
Cencora, Inc.	384	106,787
Centene Corp.(a)	1,114	67,631
Cigna Group (The)	614	202,006
CVS Health Corp.	2,778	188,209
DaVita, Inc.(a)	100	15,297
Elevance Health, Inc.	512	222,699
Fresenius Medical Care AG	481	23,935
Fresenius SE & Co. KGaA	932	39,790
HCA Healthcare, Inc.	420	145,131
Humana, Inc.	266	70,384
Labcorp Holdings, Inc.	185	43,057
McKesson Corp.	281	189,110
Molina Healthcare, Inc.(a)	127	41,833
Quest Diagnostics, Inc.	247	41,792
Sonic Healthcare Ltd.	1,007	16,351
UnitedHealth Group, Inc.	2,032	1,064,260

Company	Shares	U.S. $ Value

Universal Health Services, Inc. - Class B	130	$24,427

		2,581,830

Health Care Technology – 0.0%
M3, Inc.	930	10,624
Pro Medicus Ltd.	127	16,075
Veeva Systems, Inc. - Class A(a)	341	78,986

		105,685

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	631	73,814
Bio-Rad Laboratories, Inc. - Class A(a)	43	10,473
Bio-Techne Corp.	351	20,579
Danaher Corp.	1,435	294,175
Eurofins Scientific SE(a)	298	15,896
Illumina, Inc.(a)	350	27,769
IQVIA Holdings, Inc.(a)	401	70,696
Lonza Group AG (REG)(a)	160	98,843
Mettler-Toledo International, Inc.(a)	47	55,503
QIAGEN NV(a)	476	18,910
Revvity, Inc.(b)	269	28,460
Sartorius AG (Preference Shares)	58	13,521
Sartorius Stedim Biotech	65	12,878
Thermo Fisher Scientific, Inc.	845	420,472
Waters Corp.(a)	131	48,283
West Pharmaceutical Services, Inc.	160	35,821

		1,246,093

Pharmaceuticals – 2.9%
Astellas Pharma, Inc.	3,985	38,792
AstraZeneca PLC	3,423	502,649
Bayer AG (REG)	2,168	51,971
Bristol-Myers Squibb Co.	4,477	273,052
Chugai Pharmaceutical Co., Ltd.	1,483	67,939
Daiichi Sankyo Co., Ltd.	3,858	91,874
Eisai Co., Ltd.	545	15,171
Eli Lilly & Co.	1,782	1,471,772
Galderma Group AG(a)	210	22,211
GSK PLC	9,149	174,839
Haleon PLC	19,983	100,918
Hikma Pharmaceuticals PLC	367	9,271
Ipsen SA(a)	83	9,560
Johnson & Johnson	5,315	881,440
Kyowa Kirin Co., Ltd.	505	7,371
Merck & Co., Inc.	5,584	501,220
Merck KGaA	286	39,356
Novartis AG (REG)	4,351	483,265
Novo Nordisk A/S - Class B	7,109	486,101
Ono Pharmaceutical Co., Ltd.	794	8,542
Orion Oyj - Class B(b)	239	14,196
Otsuka Holdings Co., Ltd.	978	50,964
Pfizer, Inc.	12,508	316,953
Recordati Industria Chimica e Farmaceutica SpA	254	14,394
Roche Holding AG (BR)	71	24,645
Roche Holding AG (Genusschein)	1,551	510,477
Royalty Pharma PLC - Class A	833	25,931

Company	Shares	U.S. $ Value

Sandoz Group AG	922	$38,663
Sanofi SA	2,509	277,801
Shionogi & Co., Ltd.	1,656	24,997
Takeda Pharmaceutical Co., Ltd.	3,443	102,046
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,472	37,995
UCB SA	279	49,122
Viatris, Inc.	2,634	22,942
Zoetis, Inc.	996	163,991

		6,912,431

		16,740,579

Industrials – 6.9%
Aerospace & Defense – 1.4%
Airbus SE	1,312	231,024
Axon Enterprise, Inc.(a)	160	84,152
BAE Systems PLC	6,643	134,139
Boeing Co. (The)(a)	1,652	281,749
CAE, Inc.(a)	703	17,284
Dassault Aviation SA(a)	44	14,508
Elbit Systems Ltd.	59	22,626
General Dynamics Corp.	516	140,651
General Electric Co.	2,389	478,158
HEICO Corp.	98	26,185
HEICO Corp. - Class A	167	35,232
Howmet Aerospace, Inc.	852	110,530
Kongsberg Gruppen ASA	194	28,443
L3Harris Technologies, Inc.	419	87,701
Leonardo SpA	893	43,488
Lockheed Martin Corp.	471	210,400
Melrose Industries PLC	2,837	17,512
MTU Aero Engines AG	119	41,349
Northrop Grumman Corp.	306	156,675
Rheinmetall AG	97	138,800
Rolls-Royce Holdings PLC	18,772	182,452
RTX Corp.	2,938	389,168
Saab AB - Class B	707	27,799
Safran SA	795	209,310
Singapore Technologies Engineering Ltd.	2,908	14,605
Textron, Inc.	409	29,550
Thales SA	205	54,493
TransDigm Group, Inc.	125	172,911

		3,380,894

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	261	26,726
Deutsche Post AG	2,119	90,976
DSV A/S	451	87,215
Expeditors International of Washington, Inc.	309	37,157
FedEx Corp.	505	123,109
InPost SA(a)	496	7,280
SG Holdings Co., Ltd.	652	6,502
United Parcel Service, Inc. - Class B	1,615	177,634

		556,599

Company	Shares	U.S. $ Value

Building Products – 0.4%
A O Smith Corp.	265	$17,320
AGC, Inc.	422	12,847
Allegion PLC	192	25,048
Assa Abloy AB - Class B	2,212	66,407
Builders FirstSource, Inc.(a)	254	31,735
Carlisle Cos., Inc.	100	34,050
Carrier Global Corp.	1,782	112,979
Cie de Saint-Gobain SA	992	98,820
Daikin Industries Ltd.	619	67,173
Fortune Brands Innovations, Inc.	274	16,681
Geberit AG (REG)	74	46,360
Johnson Controls International PLC	1,462	117,121
Kingspan Group PLC	341	27,545
Lennox International, Inc.	71	39,819
Masco Corp.	476	33,101
Nibe Industrier AB - Class B(b)	3,345	12,723
Otis Worldwide Corp.	882	91,022
Owens Corning	190	27,136
ROCKWOOL A/S - Class B	21	8,705
Trane Technologies PLC	497	167,449

		1,054,041

Commercial Services & Supplies – 0.4%
Brambles Ltd.	3,052	38,557
Cintas Corp.	802	164,835
Copart, Inc.(a)	1,914	108,313
Dai Nippon Printing Co., Ltd.	832	11,846
Element Fleet Management Corp.(b)	893	17,754
GFL Environmental, Inc.	505	24,393
RB Global, Inc.	407	40,848
Rentokil Initial PLC	5,572	25,286
Republic Services, Inc.	484	117,205
Rollins, Inc.	641	34,633
Secom Co., Ltd.	840	28,610
Securitas AB - Class B	1,085	15,354
TOPPAN Holdings, Inc.	436	11,919
Veralto Corp.	546	53,208
Waste Connections, Inc.	570	111,258
Waste Management, Inc.	886	205,118

		1,009,137

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	393	22,493
AECOM	293	27,170
Bouygues SA	418	16,478
Eiffage SA	152	17,697
EMCOR Group, Inc.	102	37,702
Ferrovial SE	1,046	46,785
Kajima Corp.	803	16,426
Obayashi Corp.	1,384	18,463
Quanta Services, Inc.	326	82,863
Skanska AB - Class B(b)	751	16,575
Stantec, Inc.	252	20,888
Taisei Corp.	300	13,353
Vinci SA	1,092	137,658
WSP Global, Inc.(b)	288	48,874

		523,425

Company	Shares	U.S. $ Value

Electrical Equipment – 0.7%
ABB Ltd. (REG)	3,491	$180,128
AMETEK, Inc.	511	87,964
Eaton Corp. PLC	873	237,308
Emerson Electric Co.	1,257	137,818
Fuji Electric Co., Ltd.	230	9,832
Fujikura Ltd.	500	18,517
GE Vernova, Inc.	609	185,916
Hubbell, Inc.	119	39,378
Legrand SA	579	61,318
Mitsubishi Electric Corp.	4,158	76,683
NIDEC Corp.	1,766	29,638
Prysmian SpA	620	34,129
Rockwell Automation, Inc.	250	64,595
Schneider Electric SE	1,207	278,630
Siemens Energy AG(a)	1,411	83,647
Vertiv Holdings Co. - Class A	787	56,821
Vestas Wind Systems A/S	2,229	30,837

		1,613,159

Ground Transportation – 0.6%
Canadian National Railway Co.	1,180	114,831
Canadian Pacific Kansas City Ltd.	2,060	144,567
Central Japan Railway Co.	1,635	31,186
CSX Corp.	4,256	125,254
East Japan Railway Co.	1,979	39,007
Grab Holdings Ltd. - Class A(a)	4,403	19,946
Hankyu Hanshin Holdings, Inc.	426	11,462
JB Hunt Transport Services, Inc.	178	26,335
MTR Corp., Ltd. - Class H	2,764	9,055
Norfolk Southern Corp.	500	118,425
Old Dominion Freight Line, Inc.	424	70,151
TFI International, Inc.(b)	178	13,782
Tokyo Metro Co., Ltd.	600	7,291
Tokyu Corp.	1,153	12,981
U-Haul Holding Co.	214	12,665
Uber Technologies, Inc.(a)	4,183	304,773
Union Pacific Corp.	1,339	316,325
West Japan Railway Co.	896	17,479

		1,395,515

Industrial Conglomerates – 0.5%
3M Co.	1,202	176,526
CK Hutchison Holdings Ltd. - Class H	5,047	28,449
DCC PLC	218	14,569
Hikari Tsushin, Inc.	86	22,196
Hitachi Ltd.	10,210	239,725
Honeywell International, Inc.	1,436	304,073
Investment AB Latour - Class B	326	8,874
Jardine Matheson Holdings Ltd.	340	14,359
Keppel Ltd.(b)	2,974	15,170
Lifco AB - Class B(b)	514	18,233
Sekisui Chemical Co., Ltd.	783	13,355
Siemens AG (REG)	1,678	387,528
Smiths Group PLC	756	18,970
Swire Pacific Ltd. - Class H	935	8,243

		1,270,270

Company	Shares	U.S. $ Value

Machinery – 1.2%
Alfa Laval AB	638	$27,354
Alstom SA(a)	764	16,923
Atlas Copco AB - Class A	5,928	94,691
Atlas Copco AB - Class B	3,445	48,444
Caterpillar, Inc.	1,066	351,567
CNH Industrial NV(b)	1,929	23,688
Cummins, Inc.	303	94,972
Daifuku Co., Ltd.	706	17,355
Daimler Truck Holding AG	1,048	42,454
Deere & Co.	572	268,468
Dover Corp.	303	53,231
Epiroc AB - Class A(b)	1,454	29,275
Epiroc AB - Class B	860	15,147
FANUC Corp.	2,070	56,399
Fortive Corp.	766	56,056
GEA Group AG	342	20,790
Graco, Inc.	373	31,149
Hoshizaki Corp.	202	7,819
IDEX Corp.	167	30,222
Illinois Tool Works, Inc.	652	161,703
Indutrade AB(b)	603	16,710
Ingersoll Rand, Inc.	890	71,227
Knorr-Bremse AG	160	14,561
Komatsu Ltd.	1,900	55,638
Kone Oyj - Class B	750	41,382
Kubota Corp.	2,151	26,581
Makita Corp.	495	16,401
Metso Oyj	1,372	14,225
MINEBEA MITSUMI, Inc.	733	10,714
Mitsubishi Heavy Industries Ltd.	7,030	120,730
Nordson Corp.	120	24,206
PACCAR, Inc.	1,157	112,657
Parker-Hannifin Corp.	285	173,237
Pentair PLC	365	31,930
Rational AG	12	9,998
Sandvik AB	2,353	49,487
Schindler Holding AG	90	28,207
Schindler Holding AG (REG)	52	15,759
SKF AB - Class B	752	15,235
SMC Corp.	210	75,147
Snap-on, Inc.	116	39,093
Spirax Group PLC	163	13,140
Stanley Black & Decker, Inc.	340	26,139
Techtronic Industries Co., Ltd. - Class H	2,244	26,893
Toyota Industries Corp.	406	34,724
Trelleborg AB - Class B	470	17,480
VAT Group AG(c)	60	21,628
Volvo AB - Class B(b)	3,506	102,860
Wartsila Oyj Abp	1,110	19,806
Westinghouse Air Brake Technologies Corp.	380	68,913
Xylem, Inc./NY	536	64,031
Yangzijiang Shipbuilding Holdings Ltd.(a)	5,000	8,775

		2,815,221

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	7	11,991
AP Moller - Maersk A/S - Class B	11	19,145

Company	Shares	U.S. $ Value

Kawasaki Kisen Kaisha Ltd.	800	$10,874
Kuehne & Nagel International AG (REG)	107	24,709
Mitsui OSK Lines Ltd.	717	24,964
Nippon Yusen KK	889	29,380
SITC International Holdings Co., Ltd. - Class H	2,000	5,436

		126,499

Passenger Airlines – 0.0%
Air Canada(a) (b)	367	3,614
ANA Holdings, Inc.	295	5,445
Delta Air Lines, Inc.	356	15,522
Deutsche Lufthansa AG (REG)	1,324	9,647
Japan Airlines Co., Ltd.	258	4,419
Qantas Airways Ltd.	1,636	9,327
Singapore Airlines Ltd.(b)	2,936	14,790
Southwest Airlines Co.	330	11,082
United Airlines Holdings, Inc.(a)	181	12,498

		86,344

Professional Services – 0.6%
Automatic Data Processing, Inc.	900	274,977
Booz Allen Hamilton Holding Corp.	282	29,491
Broadridge Financial Solutions, Inc.	258	62,555
Bureau Veritas SA	701	21,268
Computershare Ltd.	1,163	28,667
Dayforce, Inc.(a) (b)	331	19,307
Equifax, Inc.	274	66,735
Experian PLC	2,030	94,061
Intertek Group PLC	356	23,149
Jacobs Solutions, Inc.	274	33,124
Leidos Holdings, Inc.	280	37,783
Paychex, Inc.	716	110,464
Paycom Software, Inc.	115	25,125
Randstad NV(b)	239	9,934
Recruit Holdings Co., Ltd.	3,086	159,889
RELX PLC	4,105	206,197
SGS SA (REG)	335	33,379
SS&C Technologies Holdings, Inc.	492	41,097
Teleperformance SE	119	11,966
Thomson Reuters Corp.	348	60,053
TransUnion	430	35,686
Verisk Analytics, Inc.	312	92,857
Wolters Kluwer NV	527	82,052

		1,559,816

Trading Companies & Distributors – 0.5%
AddTech AB - Class B	573	16,782
AerCap Holdings NV	429	43,831
Ashtead Group PLC	963	52,066
Beijer Ref AB(b)	849	11,943
Brenntag SE	271	17,566
Bunzl PLC	729	28,042
Fastenal Co.	1,265	98,101
Ferguson Enterprises, Inc.	442	70,822
ITOCHU Corp.	2,601	120,746
Marubeni Corp.	3,108	49,858
Mitsubishi Corp.	7,533	132,993
Mitsui & Co., Ltd.	5,562	104,862

Company	Shares	U.S. $ Value

MonotaRO Co., Ltd.	532	$9,938
Reece Ltd.(b)	499	4,951
Rexel SA	493	13,287
SGH Ltd.	449	14,094
Sumitomo Corp.	2,389	54,512
Toromont Industries Ltd.	179	14,010
Toyota Tsusho Corp.	1,376	23,183
United Rentals, Inc.	145	90,871
Watsco, Inc.	77	39,139
WW Grainger, Inc.	97	95,819

		1,107,416

Transportation Infrastructure – 0.1%
Aena SME SA	166	38,944
Aeroports de Paris SA	77	7,839
Auckland International Airport Ltd.	3,712	17,218
Getlink SE	667	11,520
Transurban Group(b)	6,851	57,704

		133,225

		16,631,561

Consumer Discretionary – 6.3%
Automobile Components – 0.1%
Aisin Corp.	1,129	12,332
Aptiv PLC(a)	519	30,880
Bridgestone Corp.	1,168	46,922
Cie Generale des Etablissements Michelin SCA	1,479	51,982
Continental AG	243	17,136
Denso Corp.	4,140	51,363
Magna International, Inc.	592	20,121
Sumitomo Electric Industries Ltd.	1,519	25,352

		256,088

Automobiles – 1.2%
Bayerische Motoren Werke AG	640	51,608
Bayerische Motoren Werke AG (Preference Shares)(a)	124	9,354
Dr. Ing hc F Porsche AG (Preference Shares)(c)	251	12,571
Ferrari NV	279	119,150
Ford Motor Co.	8,616	86,419
General Motors Co.	2,427	114,142
Honda Motor Co., Ltd.	9,869	89,310
Isuzu Motors Ltd.	1,212	16,480
Mercedes-Benz Group AG	1,594	94,160
Nissan Motor Co., Ltd.(a)	4,879	12,513
Porsche Automobil Holding SE (Preference Shares)	338	12,729
Renault SA	424	21,478
Rivian Automotive, Inc. - Class A(a) (b)	1,676	20,866
Stellantis NV(b)	4,474	50,181
Subaru Corp.	1,281	22,942
Suzuki Motor Corp.	3,436	42,177
Tesla, Inc.(a)	6,377	1,652,663
Toyota Motor Corp.	20,870	368,925
Volkswagen AG (Preference Shares)	455	46,427
Yamaha Motor Co., Ltd.	1,985	15,893

		2,859,988

Company	Shares	U.S. $ Value

Broadline Retail – 2.0%
Amazon.com, Inc.(a)	20,889	$3,974,341
Canadian Tire Corp., Ltd. - Class A(b)	115	11,942
Cie Financiere Richemont SA (REG) - Class A	1,187	207,210
Dollarama, Inc.	614	65,656
eBay, Inc.	1,057	71,591
Global-e Online Ltd.(a)	221	7,879
MercadoLibre, Inc.(a)	101	197,038
Next PLC	260	37,459
Pan Pacific International Holdings Corp.	771	21,178
Prosus NV(a)	3,019	140,260
Rakuten Group, Inc.(a)	3,313	19,007
Wesfarmers Ltd.	2,504	113,516

		4,867,077

Distributors – 0.0%
D’ieteren Group	48	8,269
Genuine Parts Co.	307	36,576
LKQ Corp.	573	24,375
Pool Corp.	84	26,741

		95,961

Diversified Consumer Services – 0.0%
Pearson PLC	1,323	20,929

Hotels, Restaurants & Leisure – 1.2%
Accor SA	430	19,610
Airbnb, Inc. - Class A(a)	956	114,204
Amadeus IT Group SA	994	76,124
Aristocrat Leisure Ltd.	1,246	50,392
Booking Holdings, Inc.	74	340,911
Carnival Corp.(a)	2,292	44,763
Chipotle Mexican Grill, Inc.(a)	3,007	150,981
Compass Group PLC	3,746	123,904
Darden Restaurants, Inc.	259	53,810
Delivery Hero SE(a)	415	9,951
Domino’s Pizza, Inc.	77	35,378
DoorDash, Inc. - Class A(a)	775	141,647
DraftKings, Inc. - Class A(a)	968	32,147
Entain PLC	1,340	10,124
Evolution AB	351	26,153
Expedia Group, Inc.	271	45,555
FDJ United	224	7,048
Flutter Entertainment PLC(a)	393	87,069
Galaxy Entertainment Group Ltd. - Class H	4,343	16,972
Genting Singapore Ltd.	12,869	7,141
Hilton Worldwide Holdings, Inc.	538	122,422
Hyatt Hotels Corp. - Class A(b)	94	11,515
InterContinental Hotels Group PLC	350	37,685
Las Vegas Sands Corp.	800	30,904
Lottery Corp., Ltd. (The)(b)	4,912	14,697
Marriott International, Inc./MD - Class A	522	124,340
McDonald’s Corp.	1,582	494,169

Company	Shares	U.S. $ Value

MGM Resorts International(a) (b)	492	$14,583
Oriental Land Co., Ltd./Japan	2,305	45,456
Restaurant Brands International, Inc.	679	45,264
Royal Caribbean Cruises Ltd.	564	115,868
Sands China Ltd. - Class H(a)	4,620	9,268
Sodexo SA	195	12,525
Starbucks Corp.	2,503	245,519
Whitbread PLC	389	12,392
Wynn Resorts Ltd.(b)	206	17,201
Yum! Brands, Inc.	616	96,934
Zensho Holdings Co., Ltd.	200	10,785

		2,855,411

Household Durables – 0.3%
Barratt Redrow PLC	3,042	16,734
D.R. Horton, Inc.	638	81,109
Garmin Ltd.	339	73,607
Lennar Corp. - Class A	527	60,489
NVR, Inc.(a)	7	50,711
Panasonic Holdings Corp.	5,071	60,494
PulteGroup, Inc.	453	46,568
Sekisui House Ltd.	1,289	28,851
Sony Group Corp.	13,570	343,362

		761,925

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	1,237	41,498
Shimano, Inc.	160	22,466

		63,964

Specialty Retail – 1.0%
AutoZone, Inc.(a)	38	144,886
Avolta AG(a)	194	8,498
Best Buy Co., Inc.	448	32,977
Burlington Stores, Inc.(a)	140	33,366
CarMax, Inc.(a)	339	26,415
Carvana Co.(a)	256	53,524
Dick’s Sporting Goods, Inc.	128	25,800
Dynatrace, Inc.(a)	659	31,072
Fast Retailing Co., Ltd.	457	136,045
H & M Hennes & Mauritz AB - Class B(b)	1,250	16,488
Home Depot, Inc. (The)	2,193	803,712
Industria de Diseno Textil SA	2,408	119,899
JD Sports Fashion PLC	5,720	5,058
Kingfisher PLC	4,002	13,183
Lowe’s Cos., Inc.	1,247	290,838
Nitori Holdings Co., Ltd.	213	20,840
O’Reilly Automotive, Inc.(a)	128	183,370
Ross Stores, Inc.	728	93,031
TJX Cos., Inc. (The)	2,482	302,307
Tractor Supply Co.	1,179	64,963
Ulta Beauty, Inc.(a)	103	37,754
Williams-Sonoma, Inc.	272	43,003
Zalando SE(a)	495	17,169
ZOZO, Inc.	813	7,787

		2,511,985

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	378	$89,155
Asics Corp.	1,400	29,691
Deckers Outdoor Corp.(a)	336	37,568
Gildan Activewear, Inc.(b)	302	13,351
Hermes International SCA	70	184,178
Kering SA	165	34,327
Lululemon Athletica, Inc.(a)	245	69,350
LVMH Moet Hennessy Louis Vuitton SE	608	376,521
Moncler SpA	515	31,722
NIKE, Inc. - Class B	2,607	165,492
Pandora A/S	181	27,740
Puma SE	231	5,635
Swatch Group AG (The)(b)	64	11,037

		1,075,767

		15,369,095

Communication Services – 4.9%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	15,838	447,899
BCE, Inc.(b)	161	3,695
BT Group PLC(b)	14,285	30,641
Cellnex Telecom SA(b)	1,169	41,556
Charter Communications, Inc. - Class A(a) (b)	204	75,180
Comcast Corp. - Class A	8,425	310,883
Deutsche Telekom AG (REG)	7,704	284,431
Elisa Oyj	314	15,306
HKT Trust & HKT Ltd. - Class H	7,744	10,345
Infrastrutture Wireless Italiane SpA	719	7,611
Koninklijke KPN NV	8,584	36,359
Nippon Telegraph & Telephone Corp.	65,875	63,666
Orange SA	4,110	53,242
Quebecor, Inc. - Class B(b)	346	8,730
Singapore Telecommunications Ltd.	15,433	39,144
Swisscom AG (REG)(a)	58	33,423
Telecom Italia SpA/Milano(a) (b)	21,993	7,429
Telefonica SA	8,761	41,294
Telenor ASA	1,359	19,419
Telia Co. AB	5,207	18,799
Telstra Group Ltd.	8,926	23,581
TELUS Corp.	1,092	15,662
Verizon Communications, Inc.	9,292	421,485
Washington H Soul Pattinson & Co., Ltd.(b)	527	11,482

		2,021,262

Entertainment – 0.9%
Bollore SE	1,573	9,215
Capcom Co., Ltd.	736	18,166
CTS Eventim AG & Co. KGaA	138	13,845
Electronic Arts, Inc.	550	79,486
Konami Group Corp.	230	27,159

Company	Shares	U.S. $ Value

Liberty Media Corp.-Liberty Formula One - Class C(a)	466	$41,945
Live Nation Entertainment, Inc.(a) (b)	356	46,487
Netflix, Inc.(a)	944	880,308
Nexon Co., Ltd.	740	10,135
Nintendo Co., Ltd.	2,460	167,225
ROBLOX Corp. - Class A(a)	1,073	62,545
Roku, Inc.(a)	282	19,864
Sea Ltd. (ADR)(a)	859	112,091
Spotify Technology SA(a)	340	187,010
Take-Two Interactive Software, Inc.(a)	388	80,413
Toho Co., Ltd./Tokyo	196	9,739
Universal Music Group NV(a) (b)	1,816	50,145
Walt Disney Co. (The)	3,997	394,504
Warner Bros Discovery, Inc.(a)	5,144	55,195

		2,265,477

Interactive Media & Services – 2.8%
Alphabet, Inc. - Class A	12,898	1,994,547
Alphabet, Inc. - Class C	10,994	1,717,593
Auto Trader Group PLC	1,960	18,952
CAR Group Ltd.	833	16,602
LY Corp.	6,235	21,113
Meta Platforms, Inc. - Class A	4,813	2,774,021
Pinterest, Inc. - Class A(a)	1,309	40,579
REA Group Ltd.(b)	117	16,233
Reddit, Inc. - Class A(a)	146	15,315
Scout24 SE	166	17,384
Snap, Inc. - Class A(a)	2,355	20,512

		6,652,851

Media – 0.1%
Dentsu Group, Inc.	426	9,408
Fox Corp. - Class A	490	27,734
Fox Corp. - Class B	312	16,446
Informa PLC	2,936	29,439
Interpublic Group of Cos., Inc. (The)	822	22,325
News Corp. - Class A	836	22,756
Omnicom Group, Inc.	434	35,983
Publicis Groupe SA(a)	505	47,646
Trade Desk, Inc. (The) - Class A(a)	992	54,282
WPP PLC	2,381	18,093

		284,112

Wireless Telecommunication Services – 0.3%
KDDI Corp.	7,136	112,718
Rogers Communications, Inc. - Class B(b)	794	21,204
SoftBank Corp.	63,070	87,981
SoftBank Group Corp.	2,062	105,471
T-Mobile US, Inc.	1,153	307,517
Tele2 AB - Class B(b)	1,206	16,263

Company	Shares	U.S. $ Value

Vodafone Group PLC	44,884	$42,174

		693,328

		11,917,030

Consumer Staples – 4.0%
Beverages – 0.8%
Anheuser-Busch InBev SA/NV	1,983	121,918
Asahi Group Holdings Ltd.	3,092	39,505
Brown-Forman Corp. - Class B	401	13,610
Carlsberg AS - Class B	211	26,708
Coca-Cola Co. (The)	9,033	646,943
Coca-Cola Europacific Partners PLC	457	39,773
Coca-Cola HBC AG(a)	479	21,694
Constellation Brands, Inc. - Class A	359	65,884
Davide Campari-Milano NV(b)	1,358	7,982
Diageo PLC	4,911	128,337
Heineken Holding NV	286	20,699
Heineken NV	636	51,860
Keurig Dr. Pepper, Inc.	2,694	92,189
Kirin Holdings Co., Ltd.	1,628	22,558
Molson Coors Beverage Co. - Class B	399	24,287
Monster Beverage Corp.(a)	1,610	94,217
PepsiCo, Inc.	3,029	454,168
Pernod Ricard SA	446	44,061
Suntory Beverage & Food Ltd.	238	7,852
Treasury Wine Estates Ltd.(b)	1,791	10,981

		1,935,226

Consumer Staples Distribution & Retail – 1.2%
Aeon Co., Ltd.	1,425	35,739
Albertsons Cos., Inc. - Class A	831	18,274
Alimentation Couche-Tard, Inc.	1,674	82,557
Carrefour SA	1,197	17,119
Coles Group Ltd.	2,958	36,208
Costco Wholesale Corp.	980	926,864
Dollar General Corp.	485	42,646
Dollar Tree, Inc.(a)	451	33,857
Empire Co., Ltd. - Class A	288	9,656
George Weston Ltd.	130	22,162
J Sainsbury PLC	3,872	11,802
Jeronimo Martins SGPS SA(a)	625	13,246
Kesko Oyj - Class B	602	12,305
Kobe Bussan Co., Ltd.	296	6,892
Koninklijke Ahold Delhaize NV	2,031	75,868
Kroger Co. (The)	1,517	102,686
Loblaw Cos. Ltd.	333	46,665
Marks & Spencer Group PLC	4,528	20,905
MatsukiyoCocokara & Co.	700	10,951
Metro, Inc./CN	464	32,266
Seven & i Holdings Co., Ltd.	4,836	70,030
Sysco Corp.	1,084	81,343
Target Corp.	1,012	105,612
Tesco PLC	14,879	64,014
Walgreens Boots Alliance, Inc.(a)	1,621	18,107
Walmart, Inc.	9,753	856,216

Company	Shares	U.S. $ Value

Woolworths Group Ltd.(b)	2,696	$50,057

		2,804,047

Food Products – 0.7%
Ajinomoto Co., Inc.	2,116	41,892
Archer-Daniels-Midland Co.	1,056	50,699
Associated British Foods PLC	723	17,924
Barry Callebaut AG (REG)(b)	8	10,595
Bunge Global SA	308	23,537
Chocoladefabriken Lindt & Spruengli AG	3	40,558
Chocoladefabriken Lindt & Spruengli AG (REG)	1	131,226
Conagra Brands, Inc.	1,053	28,084
Danone SA	1,425	108,992
General Mills, Inc.	1,217	72,764
Hershey Co. (The)	326	55,756
Hormel Foods Corp.	666	20,606
J M Smucker Co. (The)	235	27,826
JDE Peet’s NV	377	8,243
Kellanova	609	50,236
Kerry Group PLC - Class A	330	34,556
Kikkoman Corp.	1,485	14,325
Kraft Heinz Co. (The)	2,001	60,890
Lotus Bakeries NV	1	8,890
McCormick & Co., Inc./MD	557	45,847
MEIJI Holdings Co., Ltd.	440	9,534
Mondelez International, Inc. - Class A	2,951	200,225
Mowi ASA	1,027	19,038
Nestle SA (REG)	5,783	584,410
Nissin Foods Holdings Co., Ltd.	392	8,001
Orkla ASA	1,547	16,965
Salmar ASA	145	6,971
Saputo, Inc.(b)	560	9,663
The Campbell’s Co.	427	17,046
Tyson Foods, Inc. - Class A	632	40,328
WH Group Ltd. - Class H	18,359	16,857
Wilmar International Ltd.	4,113	10,199
Yakult Honsha Co., Ltd.	484	9,210

		1,801,893

Household Products – 0.6%
Church & Dwight Co., Inc.	541	59,559
Clorox Co. (The)	273	40,199
Colgate-Palmolive Co.	1,713	160,508
Essity AB - Class B(b)	1,347	38,270
Henkel AG & Co. KGaA	229	16,499
Henkel AG & Co. KGaA (Preference Shares)	374	29,758
Kimberly-Clark Corp.	736	104,674
Procter & Gamble Co. (The)	5,199	886,014
Reckitt Benckiser Group PLC	1,514	102,377
Unicharm Corp.	2,382	18,972

		1,456,830

Personal Care Products – 0.3%
Beiersdorf AG	219	28,291
Estee Lauder Cos., Inc. (The) - Class A	515	33,990
Kao Corp.	993	42,984
Kenvue, Inc.	4,231	101,459
L’Oreal SA	531	197,369

Company	Shares	U.S. $ Value

Shiseido Co., Ltd.	863	$16,367
Unilever PLC	5,469	326,319

		746,779

Tobacco – 0.4%
Altria Group, Inc.	3,741	224,535
British American Tobacco PLC	4,386	179,933
Imperial Brands PLC(a)	1,750	64,753
Japan Tobacco, Inc.	2,590	71,189
Philip Morris International, Inc.	3,432	544,761

		1,085,171

		9,829,946

Energy – 2.6%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	2,184	95,987
Halliburton Co.	1,939	49,192
Schlumberger NV	3,117	130,290
Tenaris SA	912	17,847

		293,316

Oil, Gas & Consumable Fuels – 2.5%
Aker BP ASA	697	16,525
ARC Resources Ltd.(b)	1,306	26,255
BP PLC	35,585	199,683
Cameco Corp.	960	39,519
Canadian Natural Resources Ltd.(b)	4,657	143,297
Cenovus Energy, Inc.	3,023	42,014
Cheniere Energy, Inc.	496	114,774
Chevron Corp.	3,769	630,516
ConocoPhillips	2,855	299,832
Coterra Energy, Inc.	1,625	46,963
Devon Energy Corp.	1,377	51,500
Diamondback Energy, Inc.	419	66,990
Enbridge, Inc.(b)	4,807	212,750
ENEOS Holdings, Inc.	5,937	31,312
Eni SpA	4,712	72,878
EOG Resources, Inc.	1,236	158,505
EQT Corp.	1,251	66,841
Equinor ASA	1,849	48,830
Expand Energy Corp.	459	51,096
Exxon Mobil Corp.	9,701	1,153,740
Galp Energia SGPS SA(a)	920	16,118
Hess Corp.	612	97,755
Idemitsu Kosan Co., Ltd.	1,920	13,581
Imperial Oil Ltd.	393	28,388
Inpex Corp.	1,918	26,604
Keyera Corp.	505	15,697
Kinder Morgan, Inc.	4,413	125,903
Marathon Petroleum Corp.	710	103,440
Neste Oyj(b)	933	8,630
Occidental Petroleum Corp.	1,553	76,656
OMV AG	325	16,736
ONEOK, Inc.	1,370	135,931
Ovintiv, Inc.	574	24,567
Pembina Pipeline Corp.	1,281	51,238
Phillips 66	912	112,614

Company	Shares	U.S. $ Value

Repsol SA	2,554	$33,911
Santos Ltd.	7,168	30,037
Shell PLC	13,454	489,730
Suncor Energy, Inc.	2,774	107,409
Targa Resources Corp.	458	91,815
TC Energy Corp.(b)	2,291	108,194
Texas Pacific Land Corp.	44	58,300
TotalEnergies SE	4,763	306,894
Tourmaline Oil Corp.(b)	783	37,761
Valero Energy Corp.	699	92,317
Williams Cos., Inc. (The)	2,691	160,814
Woodside Energy Group Ltd.(b) (d)	4,191	60,887

		5,905,747

		6,199,063

Materials – 2.1%
Chemicals – 1.0%
Air Liquide SA	1,277	242,560
Air Products & Chemicals, Inc.	491	144,806
Akzo Nobel NV	377	23,218
Albemarle Corp.(b)	259	18,653
Arkema SA	126	9,648
Asahi Kasei Corp.	2,675	18,753
BASF SE	1,970	98,754
CF Industries Holdings, Inc.	384	30,010
Corteva, Inc.	1,517	95,465
Covestro AG(a)	396	25,435
Croda International PLC	292	11,094
Dow, Inc.	1,545	53,951
DSM-Firmenich AG	411	40,688
DuPont de Nemours, Inc.	923	68,930
Eastman Chemical Co.	256	22,556
Ecolab, Inc.	563	142,732
EMS-Chemie Holding AG(a)	16	10,901
Evonik Industries AG	565	12,249
Givaudan SA (REG)	21	90,153
ICL Group Ltd.	1,708	9,700
IMCD NV	131	17,434
International Flavors & Fragrances, Inc.	564	43,772
Linde PLC	1,051	489,388
LyondellBasell Industries NV - Class A	573	40,339
Mitsubishi Chemical Group Corp.	2,905	14,355
Nippon Paint Holdings Co., Ltd.	2,022	15,184
Nippon Sanso Holdings Corp.	350	10,617
Nitto Denko Corp.	1,470	27,190
Novonesis (Novozymes) B - Class B	778	45,300
Nutrien Ltd.(b)	1,084	53,799
PPG Industries, Inc.	512	55,987
RPM International, Inc.	284	32,853
Sherwin-Williams Co. (The)	529	184,721
Shin-Etsu Chemical Co., Ltd.	3,845	109,718
Sika AG (REG)(a)	337	82,088
Syensqo SA(a)	163	11,123
Symrise AG	293	30,376
Toray Industries, Inc.	3,053	20,864
Westlake Corp.	85	8,502

Company	Shares	U.S. $ Value

Yara International ASA	365	$11,010

		2,474,876

Construction Materials – 0.2%
CRH PLC	1,500	131,955
Heidelberg Materials AG	302	52,058
Holcim AG(a)	1,151	123,863
James Hardie Industries PLC(a)	948	22,623
Martin Marietta Materials, Inc.	135	64,547
Vulcan Materials Co.	292	68,124

		463,170

Containers & Packaging – 0.1%
Amcor PLC	3,190	30,943
Avery Dennison Corp.	178	31,679
Ball Corp.	658	34,262
CCL Industries, Inc. - Class B	328	16,021
Crown Holdings, Inc.	264	23,565
International Paper Co.	1,100	58,685
Packaging Corp. of America	199	39,406
SIG Group AG(a)	675	12,480
Smurfit WestRock PLC	1,148	51,729

		298,770

Metals & Mining – 0.7%
Agnico Eagle Mines Ltd.	1,107	119,935
Anglo American PLC	2,804	78,592
Antofagasta PLC	870	18,941
ArcelorMittal SA	1,035	29,898
Barrick Gold Corp.	3,812	74,012
BHP Group Ltd.	11,199	271,723
BlueScope Steel Ltd.(b)	968	12,965
Boliden AB(a)	603	19,786
First Quantum Minerals Ltd.(a)	1,565	21,044
Fortescue Ltd.(b)	3,737	36,171
Franco-Nevada Corp.(b)	425	66,843
Freeport-McMoRan, Inc.	3,171	120,054
Glencore PLC(a)	22,891	83,784
Ivanhoe Mines Ltd. - Class A(a) (b)	1,640	13,926
JFE Holdings, Inc.	1,178	14,462
Kinross Gold Corp.	2,712	34,167
Lundin Mining Corp.(b)	1,628	13,191
Newmont Corp.	2,513	121,328
Nippon Steel Corp.	2,095	44,835
Norsk Hydro ASA	3,104	17,944
Northern Star Resources Ltd.(b)	2,526	29,163
Nucor Corp.	518	62,336
Pan American Silver Corp.	801	20,689
Reliance, Inc.	120	34,650
Rio Tinto Ltd.(b)	819	59,427
Rio Tinto PLC	2,489	149,365
South32 Ltd.	9,971	20,087
Steel Dynamics, Inc.	319	39,901
Sumitomo Metal Mining Co., Ltd.	472	10,317
Teck Resources Ltd. - Class B	1,045	38,066

Company	Shares	U.S. $ Value

Wheaton Precious Metals Corp.(b)	1,001	$77,677

		1,755,279

Paper & Forest Products – 0.1%
Holmen AB - Class B(b)	168	6,653
Mondi PLC	974	14,529
Stora Enso Oyj - Class R	1,285	12,177
Svenska Cellulosa AB SCA - Class B	1,339	17,667
UPM-Kymmene Oyj(b)	1,178	31,604
West Fraser Timber Co., Ltd.(b)	120	9,217

		91,847

		5,083,942

Utilities – 1.7%
Electric Utilities – 1.0%
Acciona SA(a)	55	7,199
Alliant Energy Corp.	566	36,422
American Electric Power Co., Inc.(b)	1,176	128,502
BKW AG	47	8,220
Chubu Electric Power Co., Inc.	1,339	14,518
CK Infrastructure Holdings Ltd. - Class H	403	2,413
CLP Holdings Ltd. - Class H	2,629	21,402
Constellation Energy Corp.	691	139,326
Contact Energy Ltd.	1,761	9,169
Duke Energy Corp.	1,705	207,959
Edison International	854	50,318
EDP SA	6,926	23,306
Emera, Inc.	653	27,503
Endesa SA	701	18,571
Enel SpA	17,952	145,528
Entergy Corp.	947	80,959
Evergy, Inc.	508	35,027
Eversource Energy	809	50,247
Exelon Corp.	2,218	102,205
FirstEnergy Corp.	1,208	48,827
Fortis, Inc./Canada	1,097	49,969
Fortum Oyj(b)	990	16,212
Hydro One Ltd.(b) (c)	727	24,446
Iberdrola SA	12,861	207,680
Kansai Electric Power Co., Inc. (The)	2,071	24,579
NextEra Energy, Inc.	4,539	321,770
NRG Energy, Inc.	447	42,671
Origin Energy Ltd.	3,802	25,159
PG&E Corp.	4,841	83,168
Power Assets Holdings Ltd. - Class H	2,358	14,121
PPL Corp.	1,628	58,787
Redeia Corp. SA	895	17,964
Southern Co. (The)	2,419	222,427
SSE PLC	2,435	50,157
Terna - Rete Elettrica Nazionale	3,105	28,061
Verbund AG	150	10,616
Xcel Energy, Inc.	1,267	89,691

		2,445,099

Company	Shares	U.S. $ Value

Gas Utilities – 0.1%
AltaGas Ltd.	657	$18,020
APA Group(b)	2,858	14,158
Atmos Energy Corp.(b)	343	53,021
Hong Kong & China Gas Co., Ltd. - Class H	23,787	20,470
Osaka Gas Co., Ltd.	740	16,744
Snam SpA	4,451	23,078
Tokyo Gas Co., Ltd.	750	23,858

		169,349

Independent Power and Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp.	303	8,458
EDP Renovaveis SA	688	5,732
Meridian Energy Ltd.	2,876	9,144
Orsted AS(a)	371	16,202
RWE AG	1,395	49,808
Vistra Corp.	751	88,197

		177,541

Multi-Utilities – 0.4%
Ameren Corp.	589	59,136
Canadian Utilities Ltd. - Class A	294	7,559
CenterPoint Energy, Inc.	1,438	52,099
Centrica PLC	11,207	21,700
CMS Energy Corp.	659	49,498
Consolidated Edison, Inc.	765	84,601
Dominion Energy, Inc.	1,854	103,954
DTE Energy Co.	457	63,189
E.ON SE	4,955	74,794
Engie SA	4,031	78,547
National Grid PLC	10,798	140,851
NiSource, Inc.	1,030	41,293
Public Service Enterprise Group, Inc.	1,100	90,530
Sembcorp Industries Ltd.	1,000	4,680
Sempra	1,398	99,761
Veolia Environnement SA	1,553	53,411
WEC Energy Group, Inc.	698	76,068

		1,101,671

Water Utilities – 0.1%
American Water Works Co., Inc.	430	63,433
Essential Utilities, Inc.	575	22,730
Severn Trent PLC	596	19,512
United Utilities Group PLC	1,505	19,637

		125,312

		4,018,972

Real Estate – 1.3%
Diversified REITs – 0.0%
Covivio SA/France	123	6,885
GPT Group (The)(b)	4,228	11,597
Land Securities Group PLC	1,562	11,133
Stockland	5,269	16,258
WP Carey, Inc.	483	30,482

		76,355

Company	Shares	U.S. $ Value

Health Care REITs – 0.1%
Alexandria Real Estate Equities, Inc.	347	$32,101
Healthpeak Properties, Inc.	1,543	31,199
Ventas, Inc.	926	63,672
Welltower, Inc.	1,375	210,664

		337,636

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	1,542	21,912

Industrial REITs – 0.1%
CapitaLand Ascendas REIT(a)	7,639	15,093
Goodman Group	4,483	80,455
Prologis, Inc.	2,044	228,499
Segro PLC	2,836	25,365

		349,412

Office REITs – 0.0%
BXP, Inc.	331	22,240
Gecina SA	102	9,571
Nippon Building Fund, Inc.	18	15,289

		47,100

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	94	6,344
CapitaLand Investment Ltd./Singapore	4,504	9,109
CBRE Group, Inc. - Class A(a)	676	88,407
CK Asset Holdings Ltd. - Class H	3,531	14,286
CoStar Group, Inc.(a)	961	76,140
Daito Trust Construction Co., Ltd.	183	18,725
Daiwa House Industry Co., Ltd.	1,144	37,837
Fastighets AB Balder - Class B(a) (b)	1,584	9,912
FirstService Corp.(b)	90	14,924
Henderson Land Development Co., Ltd. - Class H	2,938	8,451
Hongkong Land Holdings Ltd.	1,595	6,890
Hulic Co., Ltd.	1,001	9,609
LEG Immobilien SE	164	11,593
Mitsubishi Estate Co., Ltd.	2,335	38,168
Mitsui Fudosan Co., Ltd.	5,807	52,002
Sagax AB - Class B	485	10,176
Sino Land Co., Ltd. - Class H	8,242	8,251
Sumitomo Realty & Development Co., Ltd.	615	23,108
Sun Hung Kai Properties Ltd. - Class H	2,616	24,924
Swiss Prime Site AG (REG)(a)	171	20,985
Unibail-Rodamco-Westfield	268	22,595
Vonovia SE	1,634	43,971
Wharf Holdings Ltd. (The) - Class H(b)	2,000	4,750
Wharf Real Estate Investment Co., Ltd. - Class H	2,876	6,983
Zillow Group, Inc. - Class C(a)	353	24,202

		592,342

Residential REITs – 0.2%
American Homes 4 Rent - Class A	732	27,677
AvalonBay Communities, Inc.	314	67,391
Camden Property Trust	236	28,863
Equity LifeStyle Properties, Inc.	401	26,747
Equity Residential	754	53,971
Essex Property Trust, Inc.	142	43,533
Invitation Homes, Inc.	1,284	44,747

Company	Shares	U.S. $ Value

Mid-America Apartment Communities, Inc.	258	$43,235
Sun Communities, Inc.	281	36,148
UDR, Inc.	692	31,258

		403,570

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust(a)	12,354	19,197
Kimco Realty Corp.	1,487	31,584
Klepierre SA(a)	474	15,866
Link REIT - Class H	5,073	23,773
Realty Income Corp.	1,932	112,075
Regency Centers Corp.	381	28,102
Scentre Group	11,481	24,291
Simon Property Group, Inc.	720	119,578
Vicinity Ltd.	8,541	11,827

		386,293

Specialized REITs – 0.4%
American Tower Corp.	1,032	224,563
Crown Castle, Inc.	959	99,957
Digital Realty Trust, Inc.	732	104,888
Equinix, Inc.	213	173,670
Extra Space Storage, Inc.	468	69,493
Gaming & Leisure Properties, Inc.	605	30,794
Iron Mountain, Inc.	648	55,754
Public Storage	348	104,153
SBA Communications Corp.	238	52,362
VICI Properties, Inc.	2,326	75,874
Weyerhaeuser Co.	1,603	46,936

		1,038,444

		3,253,064

Total Common Stocks (cost $60,518,869)		150,551,070

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 32.7%
United States – 32.7%
U.S. Treasury Bonds 1.25%, 05/15/2050	$ 639	315,060
2.00%, 02/15/2050	304	182,995
2.25%, 08/15/2046	3,477	2,327,350
2.25%, 08/15/2049	287	184,084
2.25%, 02/15/2052	2,209	1,385,645
2.375%, 11/15/2049	584	383,925
2.375%, 05/15/2051	1,716	1,115,676
2.50%, 02/15/2045	212	152,397
2.50%, 05/15/2046	42	29,841
2.75%, 08/15/2047	143	104,296
2.875%, 05/15/2043	221	173,087
2.875%, 08/15/2045	2,897	2,209,267
2.875%, 11/15/2046	187	140,358
2.875%, 05/15/2049	313	229,786
2.875%, 05/15/2052	417	301,304
3.00%, 05/15/2045	265	206,948

	Principal Amount (000)		U.S. $ Value

3.00%, 02/15/2047	$	238	$182,212
3.00%, 05/15/2047		409	312,987
3.00%, 02/15/2048		350	265,790
3.00%, 08/15/2048		792	598,510
3.00%, 02/15/2049		257	193,167
3.125%, 02/15/2043		487	397,567
3.50%, 02/15/2039		555	504,108
3.625%, 08/15/2043		1,869	1,635,404
3.625%, 05/15/2053		121	101,310
3.75%, 11/15/2043		266	236,846
4.00%, 11/15/2052		208	186,436
4.25%, 05/15/2039		134	131,249
4.25%, 08/15/2054		266	250,208
4.375%, 11/15/2039		502	497,649
4.375%, 08/15/2043		128	124,571
4.50%, 08/15/2039		179	179,890
5.25%, 11/15/2028		2,017	2,101,670
5.375%, 02/15/2031		359	382,565
5.50%, 08/15/2028		762	799,561
6.125%, 11/15/2027		1,389	1,462,567
6.25%, 05/15/2030		374	412,256
U.S. Treasury Notes 0.625%, 05/15/2030		934	788,600
0.625%, 08/15/2030		572	479,251
0.75%, 05/31/2026		808	777,856
0.75%, 08/31/2026		1,015	970,022
0.875%, 09/30/2026		1,513	1,445,292
1.00%, 07/31/2028		2,116	1,923,965
1.125%, 10/31/2026		1,163	1,112,664
1.375%, 11/15/2031		407	342,688
1.50%, 08/15/2026		1,541	1,489,954
1.50%, 02/15/2030		1,257	1,119,979
1.625%, 05/15/2031		3,081	2,676,137
1.875%, 02/15/2032		1,787	1,548,547
2.00%, 11/15/2026		4,808	4,660,198
2.25%, 08/15/2027		2,292	2,205,761
2.25%, 11/15/2027		3,588	3,439,818
2.375%, 05/15/2027		4,367	4,229,263
2.375%, 05/15/2029		1,533	1,441,217
2.625%, 02/15/2029		451	429,433
2.75%, 02/15/2028		129	124,658
2.75%, 08/15/2032		949	865,597
2.875%, 05/15/2028		400	387,916
2.875%, 05/15/2032		2,242	2,070,274
3.125%, 11/15/2028		912	886,538
3.125%, 08/31/2029		727	702,174
3.375%, 05/15/2033		1,115	1,053,864
3.50%, 04/30/2028		794	784,298
3.50%, 09/30/2029		608	595,828
3.50%, 02/15/2033		1,420	1,357,305
3.625%, 03/31/2028		1,209	1,198,969
3.625%, 08/31/2029		807	795,734
3.625%, 09/30/2031		599	583,280
3.75%, 12/31/2028		1,202	1,193,339
3.875%, 08/15/2033		1,128	1,103,364
3.875%, 08/15/2034		868	843,703
4.00%, 06/30/2028		694	695,535
4.00%, 01/31/2029		561	561,964
4.00%, 07/31/2029		752	752,674

	Principal Amount (000)			U.S. $ Value

4.00%, 02/15/2034	$		1,299	$1,278,297
4.125%, 11/15/2032			1,062	1,061,636
4.25%, 06/30/2029			567	572,873
4.25%, 11/15/2034			316	316,048
4.375%, 08/31/2028			1,306	1,323,451
4.375%, 05/15/2034			1,051	1,062,558
4.50%, 05/31/2029			1,211	1,235,875
4.50%, 11/15/2033			1,206	1,232,311
4.625%, 09/30/2028			578	591,005
4.625%, 04/30/2029			1,925	1,973,535
4.625%, 02/15/2035			502	517,526

Total Governments - Treasuries (cost $85,815,997)				79,201,316

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Farm Credit Banks Funding Corp. 4.625%, 03/05/2026			219	220,043
Federal Home Loan Banks 4.625%, 11/17/2026			800	807,728
Federal National Mortgage Association 6.625%, 11/15/2030			900	1,014,486

Total Agencies (cost $2,018,071)				2,042,257

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 930; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)		EUR	4,278,000	142,226
FTSE 100 Index Expiration: Jan 2026; Contracts: 220; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(a)		GBP	1,672,000	31,798
Nikkei 225 Index Expiration: Dec 2025; Contracts: 11,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)		JPY	341,000,000	77,408
Nikkei 225 Index Expiration: Dec 2025; Contracts: 3,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)		JPY	93,000,000	21,111
S&P 500 Index Expiration: Feb 2026; Contracts: 8,000; Exercise Price: USD 5,200.00; Counterparty: UBS AG(a)		USD	41,600,000	1,517,509

Total Purchased Options - Puts (premiums paid $1,116,942)				1,790,052

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada., expiring 03/31/2040(a) (b) (d) (e) (cost $0)	52	$0

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(f) (g) (h) (cost $9,071,874)	9,071,874	9,071,874

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $158,541,753)		242,656,569

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(f) (g) (h) (cost $345,168)	345,168	345,168

Total Investments – 100.3% (cost $158,886,921)(i)		243,001,737
Other assets less liabilities – (0.3)%		(722,840)

Net Assets – 100.0%		$242,278,897

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	18	June 2025	$1,009,956	$(25,326)
FTSE 100 Index Futures	15	June 2025	1,664,807	(22,020)
Micro E-Mini S&P 500 Futures	7	June 2025	197,864	373
Nikkei 225 (OSE) Futures	2	June 2025	475,498	(15,580)
OMXS 30 Index Futures	2	April 2025	49,255	(3,868)
S&P 500 E-Mini Futures	17	June 2025	4,805,262	(73,873)
U.S. T-Note 2 Yr (CBT) Futures	60	June 2025	12,430,313	75,048
U.S. T-Note 10 Yr (CBT) Futures	112	June 2025	12,456,500	169,637
U.S. Ultra Bond (CBT) Futures	31	June 2025	3,789,750	23,021
Sold Contracts
MSCI Singapore ETS Index Futures	1	April 2025	29,009	279
S&P/TSX 60 Index Futures	5	June 2025	1,040,687	(15,331)
SPI 200 Futures	17	June 2025	2,091,826	4,878
TOPIX Index Futures	3	June 2025	532,436	24,673

				$141,911

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,025	AUD	3,269	04/09/2025	$17,872
Bank of America NA	USD	2,089	AUD	3,289	04/09/2025	(33,987)
Bank of America NA	CAD	5,118	USD	3,597	04/11/2025	38,945
Bank of America NA	SEK	6,379	USD	579	04/16/2025	(56,556)
Bank of America NA	USD	1,200	SEK	12,058	04/16/2025	349
Bank of America NA	CHF	1,914	USD	2,186	05/09/2025	12,268
Bank of America NA	CHF	984	USD	1,106	05/09/2025	(11,318)
Bank of America NA	GBP	4,639	USD	5,994	05/16/2025	2,993
Barclays Capital, Inc.	USD	2,832	NZD	4,864	04/09/2025	(69,695)
Barclays Capital, Inc.	NOK	13,410	USD	1,273	04/16/2025	(1,969)
Barclays Capital, Inc.	USD	2,948	JPY	431,084	04/24/2025	(66,383)
BNP Paribas SA	JPY	111,803	USD	743	04/24/2025	(3,882)
Citibank NA	AUD	1,442	USD	905	04/09/2025	3,958
Citibank NA	NZD	1,192	USD	682	04/09/2025	5,568
Citibank NA	USD	759	AUD	1,224	04/09/2025	5,757
Citibank NA	USD	2,224	CHF	1,944	05/09/2025	(17,005)
Deutsche Bank AG	CHF	2,592	USD	2,932	05/09/2025	(11,659)
Goldman Sachs Bank USA	USD	575	CAD	828	04/11/2025	790
HSBC Bank USA	AUD	1,203	USD	756	04/09/2025	4,528
HSBC Bank USA	CAD	1,760	USD	1,221	04/11/2025	(3,032)
Morgan Stanley Capital Services, Inc.	SEK	10,373	USD	1,036	04/16/2025	3,357
Morgan Stanley Capital Services, Inc.	USD	700	JPY	105,018	04/24/2025	1,727
Morgan Stanley Capital Services, Inc.	EUR	2,391	USD	2,520	05/09/2025	(70,730)
Morgan Stanley Capital Services, Inc.	USD	878	EUR	811	05/09/2025	315
Morgan Stanley Capital Services, Inc.	USD	2,330	EUR	2,129	05/09/2025	(23,721)
Morgan Stanley Capital Services, Inc.	USD	546	GBP	420	05/16/2025	(2,841)
State Street Bank & Trust Co.	NZD	173	USD	97	04/09/2025	(1,954)
State Street Bank & Trust Co.	USD	101	NZD	173	04/09/2025	(2,466)
State Street Bank & Trust Co.	CAD	1,242	USD	854	04/11/2025	(9,926)
State Street Bank & Trust Co.	USD	863	CAD	1,242	04/11/2025	433
State Street Bank & Trust Co.	NOK	2,626	USD	250	04/16/2025	(54)
State Street Bank & Trust Co.	SEK	7,704	USD	691	04/16/2025	(76,009)
State Street Bank & Trust Co.	JPY	58,133	USD	390	04/24/2025	1,498
State Street Bank & Trust Co.	USD	605	JPY	91,169	04/24/2025	3,866
State Street Bank & Trust Co.	USD	379	JPY	56,400	04/24/2025	(2,329)
State Street Bank & Trust Co.	USD	865	EUR	799	05/09/2025	1,359
State Street Bank & Trust Co.	USD	614	EUR	560	05/09/2025	(6,590)
State Street Bank & Trust Co.	USD	364	GBP	281	05/16/2025	(1,044)
UBS	USD	1,176	NOK	13,410	04/16/2025	98,521

						$(269,046)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $67,949 or 0.0% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,712,035 and gross unrealized depreciation of investments was $(10,724,354), resulting in net unrealized appreciation of $83,987,681.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$32,571,753	$2,946,191	$—		$35,517,944
Financials	17,204,100	8,785,774	—		25,989,874
Health Care	12,217,848	4,522,731	—		16,740,579
Industrials	10,048,897	6,582,664	—		16,631,561
Consumer Discretionary	11,484,202	3,884,893	—		15,369,095
Communication Services	10,372,175	1,544,855	—		11,917,030
Consumer Staples	6,691,968	3,137,978	—		9,829,946
Energy	4,808,860	1,390,203	—		6,199,063
Materials	3,020,004	2,063,938	—		5,083,942
Utilities	3,061,822	957,150	—		4,018,972
Real Estate	2,614,636	638,428	—		3,253,064
Governments - Treasuries	—	79,201,316	—		79,201,316
Agencies	—	2,042,257	—		2,042,257
Purchased Options - Puts	—	1,790,052	—		1,790,052
Warrants	—	—	0	(a)	—
Short-Term Investments	9,071,874	—	—		9,071,874
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	345,168	—	—		345,168

Total Investments in Securities	123,513,307	119,488,430	0	(a)	243,001,737
Other Financial Instruments(b):
Assets:
Futures	297,909	—	—		297,909
Forward Currency Exchange Contracts	—	204,104	—		204,104
Liabilities:
Futures	(155,998)	—	—		(155,998)
Forward Currency Exchange Contracts	—	(473,150)	—		(473,150)

Total	$123,655,218	$119,219,384	$0	(a)	$242,874,602

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$0	$19,252	$10,180	$9,072	$44
AB Government Money Market Portfolio*	2,922	2,917	5,494	345	15
Total	$2,922	$22,169	$15,674	$9,417	$59

*	Investments of cash collateral for securities lending transactions.